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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02565

Voya Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of September 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 22.8%
8,500,000		Barton Capital LLC, 0.090%,due 10/01/14	$8,500,000	1.3
4,750,000		Barton Capital LLC, 0.090%,due 10/02/14	4,749,988	0.7
5,250,000	#	Barton Capital LLC, 0.183%,due 10/23/14	5,250,000	0.8
8,500,000	#	Barton Capital LLC, 0.184%,due 10/17/14	8,500,000	1.3
25,000,000		Concord Minutemen Capital Co., 0.200%,due 01/05/15	24,986,667	3.8
27,750,000		Crown Point Capital Co., 0.200%,due 10/02/14	27,749,846	4.2
9,750,000		Jupiter Securitization Company LLC, 0.210%,due 02/04/15	9,742,834	1.5
3,250,000		Jupiter Securitization Company LLC, 0.271%,due 12/29/14	3,247,830	0.5
7,900,000		Jupiter Securitization Company LLC, 0.271%,due 03/04/15	7,890,875	1.2
8,500,000	#	Old Line Funding LLC, 0.187%,due 10/02/14	8,500,000	1.3
9,750,000		Old Line Funding LLC, 0.210%,due 01/05/15	9,744,540	1.5
6,500,000		Old Line Funding LLC, 0.230%,due 01/08/15	6,495,889	1.0
21,250,000	#	Thunder Bay Funding LLC, 0.187%,due 10/16/14	21,250,000	3.2
575,000		Thunder Bay Funding LLC, 0.210%,due 02/20/15	574,524	0.1
2,400,000		Thunder Bay Funding LLC, 0.230%,due 10/10/14	2,399,862	0.4
		Total Asset Backed Commercial Paper (Cost $149,582,855)	149,582,855	22.8

Certificates of Deposit: 11.2%
4,800,000		Credit Suisse New York, 0.500%,due 12/05/14	4,801,317	0.7
5,250,000		Mizuho Bank Ltd./NY, 0.210%,due 10/06/14	5,250,066	0.8
3,500,000		Mizuho Bank Ltd./NY, 0.250%,due 10/24/14	3,500,246	0.5
650,000		Rabobank Nederland NV NY, 0.210%,due 10/03/14	650,001	0.1
7,000,000		Skandinav Enskilda Bank NY, 0.110%,due 11/24/14	7,000,000	1.1
1,250,000		Skandinav Enskilda Bank NY, 0.280%,due 10/01/14	1,250,000	0.2
3,250,000		Standard Chartered Bank NY, 0.210%,due 10/09/14	3,250,029	0.5
7,500,000		Standard Chartered Bank, 0.500%,due 01/02/15	7,500,000	1.1
10,250,000		Sumitomo Mitsui Bank NY, 0.130%,due 10/02/14	10,250,000	1.6
3,750,000		Sumitomo Mitsui Bank NY, 0.150%,due 10/03/14	3,750,000	0.6
11,450,000		Sumitomo Mitsui Bank NY, 0.210%,due 10/02/14	11,450,009	1.7
4,750,000		Svenska Handelsbanken NY, 0.175%,due 01/02/15	4,750,061	0.7
9,000,000		Toronto Dominion Bank NY, 0.140%,due 10/01/14	9,000,000	1.4
1,000,000		Westpac Banking Corp./NY, 0.235%,due 10/28/14	1,000,037	0.2
		Total Certificates of Deposit (Cost $73,401,766)	73,401,766	11.2

Financial Company Commercial Paper: 20.9%
3,250,000		American Honda Finance, 0.080%,due 10/28/14	3,249,805	0.5
500,000		ANZ National Int'l Ltd., 0.109%,due 10/30/14	499,968	0.1
14,500,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 10/18/14	14,500,000	2.2
1,200,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.090%,due 10/03/14	1,199,994	0.2
2,210,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.120%,due 10/01/14	2,210,000	0.3
8,250,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.150%,due 10/06/14	8,249,828	1.3
1,000,000		Credit Suisse New York, 0.320%,due 11/14/14	999,609	0.2
1,000,000		Credit Suisse New York, 0.326%,due 11/25/14	999,503	0.2
16,950,000		Mitsubishi UFJ Trust and Banking NY, 0.166%,due 10/03/14	16,949,844	2.6
1,500,000		Mizuho Funding LLC, 0.090%,due 10/10/14	1,499,962	0.2
7,800,000		Mizuho Funding LLC, 0.100%,due 10/22/14	7,799,545	1.2
4,834,000		Mizuho Funding LLC, 0.119%,due 10/15/14	4,833,850	0.7
14,750,000		Nordea Bank AB, 0.200%,due 10/01/14	14,750,000	2.2
1,250,000		Rabobank USA Finance Corp., 0.120%,due 10/06/14	1,249,979	0.2
17,000,000		Skandinaviska Enskilda Banken AB, 0.150%,due 10/10/14	16,999,363	2.6
25,250,000		Societe Generale North America, 0.080%,due 10/07/14	25,249,663	3.8
8,500,000		Standard Chartered Bank, 0.255%,due 10/01/14	8,500,000	1.3
1,650,000		Sumitomo Mitsui Banking, 0.133%,due 10/03/14	1,649,990	0.2
5,750,000		Toronto Dominion Bank Ltd., 0.120%,due 10/01/14	5,750,000	0.9
		Total Financial Company Commercial Paper (Cost $137,140,903)	137,140,903	20.9

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Debt: 4.3%
14,500,000		Federal Home Loan Bank Discount Notes, 0.020%,due 11/14/14	$14,499,645	2.2
5,250,000		Federal Home Loan Bank Discount Notes, 0.020%,due 11/28/14	5,249,856	0.8
500,000		Federal Home Loan Bank Discount Notes, 0.050%,due 10/10/14	499,994	0.1
5,600,000		Federal Home Loan Bank Discount Notes, 0.050%,due 10/22/14	5,599,813	0.9
980,000		Federal Home Loan Bank Discount Notes, 0.060%,due 10/15/14	979,977	0.1
1,250,000		Federal Home Loan Bank Discount Notes, 0.060%,due 10/29/14	1,249,942	0.2
		Total Government Agency Debt (Cost $28,079,227)	28,079,227	4.3

Other Commercial Paper: 1.3%
8,500,000		Travelers Companies, Inc., 0.070%,due 10/01/14	8,500,000	1.3
		Total Other Commercial Paper (Cost $8,500,000)	8,500,000	1.3

Other Instrument: 4.6%
30,308,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%,due 10/01/14	30,308,000	4.6

		Total Other Instrument (Cost $30,308,000)	30,308,000	4.6

Other Note: 22.3%
3,800,000		American Honda Finance, 0.242%,due 12/05/14	3,800,000	0.6
10,400,000	#	American Honda Finance, 1.450%,due 02/27/15	10,450,698	1.6
1,200,000	#	ANZ New Zealand Int'l Ltd., 1.850%,due 10/15/15	1,215,805	0.2
4,000,000		ANZ New Zealand Int'l/London, 1.129%,due 11/28/14	4,021,881	0.6
1,250,000	#	Australia & New Zealand Banking Group Ltd., 3.700%,due 01/13/15	1,261,989	0.2
5,850,000		Commonwealth Bank of Australia NY, 1.950%,due 03/16/15	5,890,973	0.9
3,000,000	#	Commonwealth Bank of Australia, 3.500%,due 03/19/15	3,044,030	0.5
2,000,000	#	Fosse Master Issuer PLC, 0.274%,due 10/16/14	2,000,000	0.3
1,500,000		General Electric Capital Corp., 2.150%,due 01/09/15	1,507,605	0.2
3,000,000		JPMorgan Chase Bank NA, 0.331%,due 10/21/14	2,999,338	0.4
10,500,000		JPMorgan Chase Bank NA, 0.356%,due 10/22/14	10,500,000	1.6
6,660,000	#	Nordea Bank AB, 2.250%,due 03/20/15	6,720,636	1.0
550,000	#	Rabobank Nederland, 3.200%,due 03/11/15	556,945	0.1
15,250,000	#	Royal Bank of Canada, 0.408%,due 10/01/14	15,250,000	2.3
2,750,000	#	Standard Chartered PLC, 5.500%,due 11/18/14	2,768,443	0.4
20,500,000		Svenska Handelsbanken AB, 0.386%,due 10/04/14	20,500,000	3.1
5,000,000		U.S. Bank, 0.522%,due 10/14/14	5,000,432	0.8
30,750,000		Wells Fargo Bank NA, 0.380%,due 12/24/14	30,750,000	4.7
18,500,000		Westpac Banking Corp, 0.533%,due 10/28/14	18,500,000	2.8
		Total Other Note (Cost $146,738,775)	146,738,775	22.3

Treasury Debt: 10.0%
7,000,000		United States Treasury Bill, 0.050%,due 10/23/14	7,000,000	1.0
59,000,000		United States Treasury Bill, 0.045%,due 04/02/15	58,986,493	9.0
		Total Treasury Debt (Cost $65,986,493)	65,986,493	10.0

		Total Investments in Securities (Cost $639,738,019)	$639,738,019	97.4
		Assets in Excess of Other Liabilities	17,306,509	2.6
		Net Assets	$657,044,528	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Government Agency Debt	$–	$28,079,227	$–	$28,079,227
Certificates of Deposit	–	73,401,766	–	73,401,766
Treasury Debt	–	65,986,493	–	65,986,493
Other Commercial Paper	–	8,500,000	–	8,500,000
Financial Company Commercial Paper	–	137,140,903	–	137,140,903
Other Note	–	146,738,775	–	146,738,775
Other Instrument	30,308,000	–	–	30,308,000
Asset Backed Commercial Paper	–	149,582,855	–	149,582,855
Total Investments, at fair value	$30,308,000	$609,430,019	$–	$639,738,019

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Money Market Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 26, 2014